Common and preferred shares and other equity instruments - Schedule of Common Shares Issued (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 45,830
Balance at end of year	$ 50,382	$ 45,830
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	901,655,952	894,170,658
Equity-settled share-based compensation plans | shares	1,559,629	3,410,140
Shareholder investment plan, Number of shares | shares	2,272,831	2,022,558
Employee share purchase plan, Number of shares | shares	2,302,876	2,360,358
Number of shares issued, Number of shares | shares	907,791,288	901,963,714
Purchase of common shares for cancellation, Number of shares | shares	(1,800,000)
Treasury shares, Number of shares | shares	48,809	(307,762)
Ending balance, Number of shares | shares	906,040,097	901,655,952
Balance at beginning of year	$ 14,351	$ 13,908
Equity-settled share-based compensation plans	85	176
Shareholder investment plan, Amount	153	132
Employee share purchase plan, Amount	163	150
Number of shares issued, Amount	14,752	14,366
Purchase of common shares for cancellation, Amount	(29)
Treasury shares, Amount	3	(15)
Balance at end of year	$ 14,726	$ 14,351